BORROWINGS - Movements in Borrowings (Details)							1 Months Ended			12 Months Ended
	Oct. 28, 2019 USD ($)	Aug. 30, 2019 USD ($)	Aug. 08, 2019 USD ($)	Aug. 06, 2019 USD ($)	Apr. 12, 2019 USD ($)	Jul. 23, 2018 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) loan_agreement	Dec. 31, 2019 USD ($)	Sep. 26, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 01, 2018 USD ($)	Dec. 19, 2017 USD ($)	Aug. 03, 2017 USD ($)
Financial Instruments [Abstract]
Borrowings										$ 0	$ 6,011,000	$ 217,000
Borrowings related to business combination (note 24)										1,290,000	0	0
Proceeds from borrowings										(90,523,000)	0	(22,000,000)
Repayments of current borrowings										(41,570,000)	(6,163,000)	(16,293,000)
Accrued interest										1,226,000	152,000	95,000
Foreign exchange										(83,000)	0	(8,000)
Borrowings									$ 6,011,000	51,386,000	0	6,011,000
Disclosure of detailed information about borrowings [line items]
Borrowings									6,011,000	51,386,000	0	6,011,000	$ 51,386,000		$ 0
Borrowings													50,188,000		0
Borrowings													1,198,000		0
Repayments of borrowings										40,806,000	6,004,000	$ 16,198,000
Banco Santander Rio (Argentina)
Financial Instruments [Abstract]
Borrowings										0
Borrowings										96,000	0
Disclosure of detailed information about borrowings [line items]
Borrowings										96,000	0		96,000		0
Banco Supervielle
Financial Instruments [Abstract]
Borrowings										0
Borrowings										309,000	0
Disclosure of detailed information about borrowings [line items]
Borrowings										309,000	0		309,000		0
HSBC Bank and Citibank - Syndicated loan (United States)
Financial Instruments [Abstract]
Borrowings										0
Borrowings										50,363,000	0
Disclosure of detailed information about borrowings [line items]
Borrowings										50,363,000	0		50,363,000		0
Line of credit facility, maximum borrowing capacity																		$ 40,000,000
Amended and Restated Credit Agreement
Financial Instruments [Abstract]
Proceeds from borrowings	$ (25,000,000)	$ (40,000,000)	$ (10,000,000)	$ (30,000,000)	$ (25,000,000)
Disclosure of detailed information about borrowings [line items]
Amount paid						$ 6,163,000
Line of credit facility, maximum borrowing capacity																$ 50,000,000
Borrowings													50,000,000
Borrowings													40,000,000
Repayments of borrowings										40,301,000
Banco Santander (Colombia)
Financial Instruments [Abstract]
Borrowings										0
Borrowings										549,000	0
Disclosure of detailed information about borrowings [line items]
Borrowings										549,000	0		$ 549,000		$ 0
Avanxo S.A. | Banco Santander (Colombia)
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 523,000
Sistemas Globales S.A. and IAFH Global S.A.
Disclosure of detailed information about borrowings [line items]
Number of loan agreements | loan_agreement												6
Sistemas Globales S.A. and IAFH Global S.A. | Banco Santander Rio (Argentina)
Financial Instruments [Abstract]
Borrowings											16,000,000
Borrowings									16,000,000			$ 16,000,000
Disclosure of detailed information about borrowings [line items]
Borrowings									16,000,000		$ 16,000,000	$ 16,000,000
Amount paid									$ 16,293,000
Avanxo Colombia | Banco Santander Rio (Argentina)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings							$ 37,000
Avanxo Colombia | BBVA Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings								$ 520,000
BSF S.A. | Banco Supervielle
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings										52,000
BSF S.A. | Banco ICBC
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings										$ 39,000
Cost | HSBC Bank and Citibank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
Current borrowings																	$ 6,000,000